Application of New and Amended Standards and Interpretations and Standards Not in Force Yet	12 Months Ended
Dec. 31, 2024
Application of New and Amended Standards and Interpretations and Standards Not In Force Yet [Abstract]
Application of new and amended standards and interpretations and standards not in force yet
3.	Application of new and amended standards and interpretations and standards not in force yet

The Company’s financial statements for the periods presented have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS also include all current International Accounting Standards (IAS), as well as all related interpretations issued by the IFRS Interpretations Committee, including those previously issued by the Standing Interpretations Committee. The Company applied IFRS in effect as of December 31, 2024.

The following amendments and standards are not yet effective, the Company is evaluating the impact they may have on its financial statements.

Amendments to IFRS 9.- Financial Instruments and IFRS 7.- Financial Instruments: Disclosures, regarding the classification and measurement of financial instruments.

These amendments establish the requirements as to when a financial liability can be derecognized when settled by electronic transfer, as well as when cash flows can be considered as simply payments of principal and interest and, therefore, the ability to classify assets at amortized cost.

While the Group is still assessing the impacts, the current expectation is that the amendments related to the timing of derecognition of liabilities may affect the Group’s financial liabilities, however, the amendments related to the classification of financial assets are not expected to have an impact on the Group. The amendments are applicable to the 2026 financial statements.

IFRS 18 Presentation and Disclosure of Financial Statements.

This standard will replace IAS 1 Presentation of Financial Statements. Although many of the requirements will remain in force, the new standard will affect the presentation of the Income Statement and, consequently, the Statement of Cash Flows. It will also require the disclosure of management performance indicators and may affect the level of aggregation and disaggregation in the main financial statements and notes.

IFRS 18 applies to periods beginning on or after January 1, 2027 and will be applied retrospectively. The Group is still evaluating the impact that IFRS 18 could have on its financial statements.

There are no other new standards or amendments that are expected to have a material impact on the Group.

Creation of the International Sustainability Standards Board (ISSB)

This board was created by the IFRS Foundation with the objective of developing high quality global sustainability disclosure standards that provide investors and other capital market participants with information on sustainability-related risks and opportunities.

Standards Issued by ISSB

To date, the ISSB has issued two main standards:

1.	IFRS S1: General Requirements for Disclosure of Sustainability-Related Financial Information.

o	This standard requires entities to disclose information about all risks and opportunities related to sustainability that could reasonably affect cash flows, access to financing or the cost of capital in the short, medium or long term.

2.	IFRS S2: Climate-Related Disclosures.

o	This standard requires entities to disclose information about physical and transitional risks, as well as weather-related opportunities that may reasonably affect cash flows, access to financing or the cost of capital in the short, medium or long term.

Validity in Mexico

As of 2025, all issuers in Mexico will be required to adopt the International Sustainability Standards IFRS S1 and S2. The National Banking and Securities Commission has established that these standards will be mandatory to strengthen transparency and align disclosure of ESG (environmental, social and governance) risks and opportunities with global best practices. This initiative represents a fundamental change in the way Mexican companies report their sustainability performance, improving the quality of information available to investors and facilitating access to sustainable financing.

The Company has been taking the appropriate measures to comply with these new Sustainability Standards.

Simec is evaluating the impact that these changes could have on its financial statements.